1. The Company and Significant Accounting Policies: Common Stock Split (Policies)	3 Months Ended
Mar. 31, 2016
Policies
Common Stock Split

Common Stock Split

On January 20, 2016, we declared a reverse split of our common stock. The formula provided that every thirty (30) issued and outstanding shares of common stock of the Corporation be automatically split into one (1) share of common stock. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split, which became effective on March 10, 2016. All per share disclosures retroactively reflect post-split shares.